Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Financial Instruments [Abstract]
Schedule of financial assets and financial liabilities
	December 31,
	2020	2019
Financial assets:

Cash and restricted deposits	$1,956	$904

	1,956	904

Financial liabilities:

Current financial liabilities carried at amortized cost	188	972
Credit from others, including short-term lease liability	-	67
Warrants liability	353	7
Lease liability	-	94

	$541	$1,140

Schedule of hereinafter are the ranges
The price of the ADS as of the valuation date ($)	164.5-238
The exercise price of the option (*) ($)	490
The expected volatility of the price of the ADS (%)	79.2-116.1
The risk-free interest rate for the option contractual term (%)	1.97-2.52
The expected dividends over the option’s expected term (%)	0
Maturity date	November 23, 2019

Schedule of reconciliation of fair value measurements
Balance at January 1, 2018	$-
Issuance at November 23, 2018	745
Net change in fair value of the conversion component designated at fair value through profit or loss	(468)

Balance at December 31, 2018	277
Net change in fair value of the conversion component designated at fair value through profit or loss	(82)
Conversion of the proportional part out of the conversion component	(195)

Balance at December 31, 2019	$-

Schedule of warrants fair value using Black–Scholes OPM
	December 31, 2020	March 23, 2020
Dividend yield (%)	0	0
Expected volatility (%)	132	122.01
Risk-free interest rate (%)	0.38	0.38
Underlying Share Price ($)	3.625	30.1
Exercise price ($)	24.5	24.5
Warrants fair value ($)	2.22	25.2